UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C. 20549

                        FORM 13F

                   FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   Dec. 31, 1999

Check here if amendment [    ]; Amendment Number:
This Amendment     (Check only one.):  [    ] is a restatement
                             [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Barclays Bank PLC
Address:           12 East 49th Street
              New York, NY 10017

13F File Number:        28-5494

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                        David S. Jones
Title:                       Vice President
Phone:                       212-415-5960
Signature, Place and Date of Signing:

Report Type (Check only one):

[   ]    13F HOLDINGS REPORT
[   ]    13F NOTICE
[   ]    13F COMBINATION REPORT

List of other Managers Reporting for This Manager:

                        13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:     $250,169

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FORM 13F INFORMATION TABLE

INVE STMENT VOTING AUTHORITY
                                               FAIR
DISC RETION (SHARE S)
                               ITEM 2          ITEM 3   MARKET  SH/PRN  SH
PUT  TYPE   ITEM 7 (A)SOLE   (B)SHARED (C) NONE
ISSUER                         CLASS           SECID    VALUE   AMOUNT  PRN
CALL        MGRS
-----------------------------  ------          ----------------------------
---- ------------- -------------       ------
ALCOA INC                      COM             013817101    347841900SH
SOLE          41900                   0       0
AMERICA ONLINE INC DEL         COM             02364J104    485664000SH
SOLE          64000                   0       0
AMERICAN INTL GROUP INC        COM             026874107    950487901SH
SOLE          87901                   0       0
AT&T CORP                      COM             001957109    5559109400SH
SOLE         109400                   0       0
BRISTOL MYERS SQUIBB CO        COM             110122108    470873350SH
SOLE          73350                   0       0
BURLINGTON RES INC             COM             122014103    5475165600SH
SOLE         165600                   0       0
CBS CORP                       COM             12490K107    8874138800SH
SOLE         138800                   0       0
CHASE MANHATTAN CORP NEW       COM             16161A108    676787100SH
SOLE          87100                   0       0
CISCO SYS INC                  COM             17275R102   12282114650SH
SOLE         114650                   0       0
CITIGROUP INC                  COM             172967101    9715174462SH
SOLE         174462                   0       0
DAYTON HUDSON CORP             COM             239753106    7990108800SH
SOLE         108800                   0       0
DELL COMPUTER CORP             COM             247025109   11761230600SH
SOLE         230600                   0       0
DU PONT E I DE NEMOURS & CO    COM             263534109    284643200SH
SOLE          43200                   0       0
EXXON MOBIL CORP               COM             30231G102   10336128300SH
SOLE         128300                   0       0
FEDERAL HOME LN MTG CORP       COM             313400301    6090129400SH
SOLE         129400                   0       0
GENERAL ELEC CO                COM             369604103    988163850SH
SOLE          63850                   0       0
HOME DEPOT INC                 COM             437076102   14056204450SH
SOLE         204450                   0       0
INTERNATIONAL BUSINESS MACHS   COM             459200101    675862650SH
SOLE          62650                   0       0
INTL PAPER CO                  COM             460146103    291251600SH
SOLE          51600                   0       0
LUCENT TECHNOLOGIES INC        COM             549463107   10733143100SH
SOLE         143100                   0       0
MCI WORLDCOM INC               COM             55268B106    9806184800SH
SOLE         184800                   0       0
MEDTRONIC INC                  COM             585055106    5327146200SH
SOLE         146200                   0       0
MICROSOFT CORP                 COM             594918104   13812118300SH
SOLE         118300                   0       0
PROCTER & GAMBLE CO            COM             742718109    803673350SH
SOLE          73350                   0       0
SCHERING PLOUGH CORP           COM             806605101    5983141200SH
SOLE         141200                   0       0
SPRINT CORP                    COM FON GROUP   852061100    577985850SH
SOLE          85850                   0       0
SUN MICROSYSTEMS INC           COM             866810104   12057155700SH
SOLE         155700                   0       0
TIME WARNER INC                COM             887315109   10529145600SH
SOLE         145600                   0       0
TYCO INTL LTD NEW              COM             902124106    7650196150SH
SOLE         196150                   0       0
UNITED TECHNOLOGIES CORP       COM             913017109    9347143800SH
SOLE         143800                   0       0
WARNER LAMBERT CO              COM             934488107    726488650SH
SOLE          88650                   0       0
GRAND TOTAL 250169231                                     250169

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